Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		$ (58,435)	$ (53,188)
Changes recorded on the statement of profit and loss		(14,124)	(9,669)
Changes recorded in other comprehensive income		252	(104)
Change as a result of sale of subsidiary		10
Translation differences		(5,750)	4,526
Balance of deferred tax asset (liability)		(78,047)	(58,435)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		(79,059)	(90,168)
Changes recorded on the statement of profit and loss		2,843	4,532
Changes recorded in other comprehensive income
Change as a result of sale of subsidiary
Translation differences		(6,589)	6,577
Balance of deferred tax asset (liability)		(82,805)	(79,059)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		18,690	35,449
Changes recorded on the statement of profit and loss		(17,213)	(14,695)
Changes recorded in other comprehensive income
Change as a result of sale of subsidiary
Translation differences		1,041	(2,064)
Balance of deferred tax asset (liability)		2,518	18,690
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	[1]	1,934	1,531
Changes recorded on the statement of profit and loss	[1]	246	494
Changes recorded in other comprehensive income		252	(104)
Change as a result of sale of subsidiary	[1]	10
Translation differences	[1]	(202)	13
Balance of deferred tax asset (liability)	[1]	$ 2,240	$ 1,934

[1]	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.